FIERA CAPITAL SERIES TRUST
375 Park Avenue, 8th Floor

New York, NY 10152

August 3, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Fiera Capital Series Trust (the “Trust”)

File Nos. 333-215049 and 811-23220

on behalf of Fiera Capital U.S. Equity Long-Term Quality Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in the Trust’s 485(b) filing (Post-Effective Amendment No. 46) on behalf of the Fund that was filed electronically with the Securities and Exchange Commission on July 30, 2020.

Please call Nicholas Tarnowski at (212) 715-9403 if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,

By:	/s/ Michael Quigley
Name:	Michael Quigley
Title:	Chief Executive Officer